Capital Structure - Narrative (Details)					12 Months Ended
	Oct. 15, 2018 USD ($) $ / shares shares	May 15, 2018 USD ($)	May 13, 2018 USD ($)	Mar. 29, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) director $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)
Class of Stock [Line Items]
Repayments of Long-term Debt					$ 400,000,000	$ 0	$ 17,000,000
Long-term debt					6,451,000,000	6,350,000,000
Unsecured revolving credit facility					1,000,000,000.00
Commercial Paper maximum borrowing capacity					1,000,000,000.00
Additional borrowing capacity under credit facility increase provision					$ 500,000,000
Maximum debt to capital ratio allowed under credit facility covenant (as a percent)					37.50%
Credit facility, amount outstanding					$ 0	0
Interest paid on debt					330,000,000	332,000,000	287,000,000
Other liabilities and accrued expenses					$ 260,000,000	$ 169,000,000
Common stock
Common stock, shares issued (in shares) | shares					900,000,000	900,000,000
Common stock, shares outstanding (in shares) | shares					332,000,000	355,000,000
Treasury stock, shares (in shares) | shares					568,000,000	545,000,000
Reacquired shares (in shares) | shares					25,000,000
Average cost of reacquired shares (in dollars per share) | $ / shares					$ 88.07
Reissued net shares under equity incentive plans (in shares) | shares					2,000,000
Preferred stock
Preferred stock, par value (in dollars per share) | $ / shares					$ 1	$ 1
Redemption of preferred stock					$ 385,000,000	$ 0	$ 0
Period of issuance of common stock prior to dividend declaration date during which dividend declaration is prohibited					90 days
Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Period after occurrence of certain tax and rating agency events in which redemption of debt in whole permissible					90 days
Preferred stock
Stock Redeemed (in shares) | shares	15,400
Preferred stock, par value (in dollars per share) | $ / shares	$ 1.00			$ 1.00	$ 1.00
Preferred stock, shares liquidation preference (in dollars per share) | $ / shares	$ 25,000			$ 25,000	25,000
Redemption of preferred stock	$ 385,000,000
Stock issued during period (in shares) | shares				23,000
Dividend rate				5.625%
Proceeds from issuance of redeemable preferred stock				$ 575,000,000
Preferred stock, redemption price (in dollars per share) | $ / shares					$ 25,000
Series E
Preferred stock
Dividend rate					6.625%
Series F
Preferred stock
Dividend rate					6.25%
Minimum
Preferred stock
Collective risk-based capital ratios of subsidiaries as a percentage of net written premiums of insurance business					80.00%
Percentage of decline in consolidated shareholders' equity from benchmark quarter					20.00%
Maximum
Preferred stock
Risk-based capital ratios as a percentage of action level risk-based capital					175.00%
Percentage by which consolidated shareholders' equity should increase or decrease to avoid restriction on dividends					20.00%
Maximum | Noncumulative Perpetual Preferred Stock
Preferred stock
Additional members of the board of directors | director					2
Floating Rate Senior Notes, due 2021
Class of Stock [Line Items]
Debt instrument, face amount				250,000,000
Floating Rate Senior Notes, due 2023
Class of Stock [Line Items]
Debt instrument, face amount				$ 250,000,000
3.28% Senior Notes, due 2026
Class of Stock [Line Items]
Note stated interest rate (as a percent)					3.28%
4.20% Senior Notes, due 2046
Class of Stock [Line Items]
Note stated interest rate (as a percent)					4.20%
5.10% Subordinated Debentures, due 2053
Class of Stock [Line Items]
Note stated interest rate (as a percent)					5.10%
5.75% Subordinated Debentures, due 2053
Class of Stock [Line Items]
Note stated interest rate (as a percent)					5.75%
Subordinated Debentures
Class of Stock [Line Items]
Minimum principal outstanding amount for redemption of debt in whole or in part					$ 25,000,000
Period after occurrence of certain tax and rating agency events in which redemption of debt in whole permissible					90 days
Maximum period for deferment of interest payment					5 years
6.50% Junior Subordinated Debentures, due 2067
Class of Stock [Line Items]
Note stated interest rate (as a percent)					6.50%
Long-term debt					$ 500,000,000
6.125% Junior Subordinated Debentures, due 2067
Class of Stock [Line Items]
Debt instrument, face amount			$ 224,000,000
Note stated interest rate (as a percent)			6.125%		6.125%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			100.00%
6.75% Senior Debentures, due 2018
Class of Stock [Line Items]
Note stated interest rate (as a percent)		6.75%			6.75%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		100.00%
Repayments of Long-term Debt		$ 176,000,000
The Debentures
Class of Stock [Line Items]
Maximum period for deferment of interest payment					10 years
Reserved common stock authorized and unissued for debentures obligations (in shares) | shares					75,000,000
7.45% Senior Notes, due 2019
Class of Stock [Line Items]
Note stated interest rate (as a percent)					7.45%
Threshold percentage of repurchase or redemption of outstanding principal debentures for non applicability of promises and covenants contained in the new RCC					10.00%
Period within which threshold percentage of outstanding principal of debentures is to be purchased for non applicability of promises and covenants contained in the new RCC					1 year
Specified period within which percentage of outstanding principal of debentures is to be purchased for non applicability of promises and covenants contained in the new RCC					10 years
7.45% Senior Notes, due 2019 | Maximum
Class of Stock [Line Items]
Percentage of repurchase or redemption of outstanding principal debentures within specified period for non applicability of promises and covenants contained in the new RCC					25.00%
Commercial Paper
Class of Stock [Line Items]
Amount of commercial paper outstanding					$ 0	$ 0
London Interbank Offered Rate (LIBOR) | Floating Rate Senior Notes, due 2021
Class of Stock [Line Items]
Interest rate spread over LIBOR (as a percent)				0.43%
London Interbank Offered Rate (LIBOR) | Floating Rate Senior Notes, due 2023
Class of Stock [Line Items]
Interest rate spread over LIBOR (as a percent)				0.63%
London Interbank Offered Rate (LIBOR) | 5.10% Subordinated Debentures, due 2053
Class of Stock [Line Items]
Interest rate spread over LIBOR (as a percent)					3.165%
London Interbank Offered Rate (LIBOR) | 5.75% Subordinated Debentures, due 2053
Class of Stock [Line Items]
Interest rate spread over LIBOR (as a percent)					2.938%
London Interbank Offered Rate (LIBOR) | 6.50% Junior Subordinated Debentures, due 2067
Class of Stock [Line Items]
Interest rate spread over LIBOR (as a percent)					2.12%